Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Settlement Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Third party payment processors	$ 79,327	$ 71,968
Distribution partners	71,400	66,597
Total	$ 150,727	$ 138,565